Non-controlling Interests ('NCI') and joint operations - Effect of Changes in Ownership Interests in Subsidiaries that did not Result in a Loss of Control (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of subsidiaries [line items]
Purchase of NCI			₨ (188)
Changes in NCI	₨ 438	$ 7	(213,515)
Cairn India Limited ("Cairn") 3 [member]
Disclosure of subsidiaries [line items]
Purchase of NCI			(188)
Changes in NCI			₨ (213,515)
Other Subsidiaries [member]
Disclosure of subsidiaries [line items]
Changes in NCI	₨ 438	$ 7